Leases, Commitments, and Contingencies - Summary of Rent Expense from Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases, Rent Expense, Net [Abstract]
Rent expense from operating leases	$ 46	$ 83	$ 117